SHAREHOLDERS' EQUITY - Dividends - additional disclosures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Amount of interim dividends declared	R$ 1,500,000	R$ 2,350,000
Mandatory minimum dividends		2,256,367	R$ 913,111
Additional dividends		93,633
Amount of supplementary dividends approved		R$ 799,903